Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12.Commitments and Contingencies

a)The Company has contracted with various vendors for services, with terms that require payments over the terms of the agreements, usually ranging from two to 36 months. The costs to be incurred are estimated and are subject to revision. As of June 30, 2020, the total estimated cost to complete these agreements was approximately $210,000.  All of these agreements may be terminated by either party upon appropriate notice as stipulated in the respective agreements.

b)On June 22, 2009, the Company entered into a License Agreement with Korea Research Institute of Chemical Technology (“KRICT”) to acquire the rights to all intellectual property related to quinoxaline-piperazine derivatives that were synthesized under a Joint Research Agreement.  The agreement with KRICT calls for a one-time milestone payment of $1,000,000 within 30 days after the first achievement of marketing approval of the first commercial product arising out of or in connection with the use of KRICT’s intellectual property.  As of June 30, 2020, the milestone has not occurred.

c)The Company has established a 401(k) plan for its employees.  The Company has elected to match 100% of the first 3% of an employee’s compensation plus 50% of an additional 2% of the employee’s deferral. Expense related to this matching contribution aggregated to $9,785 and $18,506 for the three months ended June 30, 2020 and 2019, respectively, and $21,014 and $46,385 for the six months ended June 30, 2020 and 2019, respectively.

d)On February 5, 2018, the Company and Next BT terminated a research collaboration agreement between the Company and Rexgene Biotech Co., Ltd, a predecessor in interest to Next BT.  The Company agreed to pay Next BT a royalty in the low single digits of any net sales of RX-0201 the Company makes in Asia and 50% of the Company’s licensing revenue related to licensing of RX-0201 in Asia, up to an aggregate of $5,000,000.    On June 18, 2018, the Company reinstated the exclusive license to RX-0201 in Asia, which had no effect on the potential royalty payments granted to Next BT in February 2018.  As of June 30, 2020, the Company has not made any royalty payments to Next BT.

14.Commitments and Contingencies

a)The Company has contracted with various vendors for research and development services, with terms that require payments over the term of the agreements, usually ranging from two to 36 months. The costs to be incurred are estimated and are subject to revision. As of December 31, 2019, the total estimated cost to complete these agreements was approximately $1,750,000.  All of these agreements may be terminated by either party upon appropriate notice as stipulated in the respective agreements.

b)On June 22, 2009, the Company entered into a License Agreement with Korea Research Institute of Chemical Technology (“KRICT”) to acquire the rights to all intellectual property related to quinoxaline-piperazine derivatives that were synthesized under a Joint Research Agreement.  The agreement with KRICT calls for a one-time milestone payment of $1,000,000 within 30 days after the first achievement of marketing approval of the first commercial product arising out of or in connection with the use of KRICT’s intellectual property.  As of December 31, 2019, the milestone has not occurred.

c)The Company has established a 401(k) plan for its employees.  The Company has elected to match 100% of the first 3% of an employee’s compensation plus 50% of an additional 2% of the employee’s deferral.  Expense related to this matching contribution aggregated to $71,568 and $120,558, for the years ended December 31, 2019 and 2018 respectively.

d)On February 5, 2018, the Company and Next BT terminated the research collaboration agreement between the Company and Rexgene.  In exchange for Next BT terminating its rights to RX-0201 in Asia, the Company agreed to pay Next BT a royalty in the low single digits of any net sales of RX-0201 the Company makes in Asia and 50% of the Company’s licensing revenue related to licensing of RX-0201 in Asia, up to an aggregate of $5,000,000. As of December 31, 2019, the Company has not made any royalty payments to Next BT.